Fair Value of Assets and Liabilities Acquired (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 20, 2012
Business Acquisition [Line Items]
Percentage of control premium		12.00%
Tap Funding Limited
Business Acquisition [Line Items]
Business Acquisition, Percentage of Equity Interests Acquired		50.10%
Net ownership percentage by Noncontrolling owners	49.90%	49.90%